STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

July 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Australia - 3.2%
Dexus	671,710		4,081,020
Goodman Group	191,340		2,313,083
Mirvac Group	3,127,960		4,666,160
Scentre Group	2,509,600		3,652,800
			14,713,063
Belgium - 1.4%
Aedifica	19,160		2,219,866
Warehouses De Pauw, CVA	137,500		4,414,932
			6,634,798
Canada - 2.7%
Canadian Apartment Properties REIT	69,590		2,523,414
Chartwell Retirement Residences	346,000		2,549,569
Granite Real Estate Investment Trust	41,630		2,421,126
RioCan Real Estate Investment Trust	192,560		2,150,657
Summit Industrial Income REIT	281,320		2,530,819
			12,175,585
France - .8%
Gecina	29,129		3,758,448
Germany - 7.8%
alstria office REIT	140,103		2,098,803
Deutsche Wohnen	165,810		8,064,002
LEG Immobilien	58,630		8,181,365
Vonovia	272,463		17,705,845
			36,050,015
Hong Kong - 5.6%
CK Asset Holdings	127,046		700,502
Link REIT	948,878	[a]	7,307,403
New World Development	756,000		3,692,573
Sun Hung Kai Properties	700,500		8,513,665
Swire Properties	1,142,500		2,641,211
The Wharf Holdings	395,210		671,800
Wharf Real Estate Investment	572,000		2,003,127
			25,530,281
Ireland - 1.1%
Hibernia REIT	2,169,100		2,911,916
Irish Residential Properties REIT	1,265,070		2,156,299
			5,068,215
Japan - 10.7%
Activia Properties	614		2,030,546

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Japan - 10.7% (continued)
Comforia Residential REIT	1,006		3,155,960
Japan Excellent	2,681		2,837,694
Japan Hotel REIT Investment	3,203		1,171,840
Japan Real Estate Investment	789		4,047,202
Japan Retail Fund Investment	802		971,535
Kenedix Office Investment	489		2,687,186
LaSalle Logiport REIT	1,376		2,512,057
Mitsubishi Estate	483,200		6,988,020
Mitsui Fudosan	468,400		7,362,509
Mitsui Fudosan Logistics Park	533		2,910,261
Nomura Real Estate Master Fund	4,219		5,238,737
Orix JREIT	2,536		3,269,624
SOSiLA Logistics REIT	1,577	[a]	2,251,735
Sumitomo Realty & Development	73,300		1,883,690
			49,318,596
Singapore - 3.0%
Ascendas Real Estate Investment Trust	2,157,000		5,510,360
Ascott Residence Trust	1,215,000		798,979
CapitaLand	1,426,200		2,835,898
CapitaLand Commercial Trust	3,353,700		3,968,495
Mapletree North Asia Commercial Trust	1,367,300		858,034
			13,971,766
Spain - .6%
Inmobiliaria Colonial Socimi	317,190		2,712,398
Sweden - 2.2%
Fabege	331,110		4,224,332
Fastighets AB Balder, CI. B	97,390	[a,b]	4,023,765
Kungsleden	239,420		1,920,254
			10,168,351
United Kingdom - 4.9%
Derwent London	77,880		2,944,693
Empiric Student Property	1,398,710		1,185,259
Grainger	984,000		3,757,166
Land Securities Group	353,940		2,685,549
Safestore Holdings	247,590		2,485,417
Segro	659,160		8,396,284
Tritax Big Box REIT	455,260		905,715
			22,360,083
United States - 54.2%
American Campus Communities	38,320	[c]	1,365,725
American Tower	32,280	[c]	8,437,669
Americold Realty Trust	154,800	[c]	6,246,180
Apartment Investment & Management, Cl. A	103,920	[c]	4,034,174

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
United States - 54.2% (continued)
Apple Hospitality REIT	279,839	[c]	2,468,180
Boston Properties	58,660	[c]	5,226,019
Brixmor Property Group	459,950	[c]	5,294,025
Columbia Property Trust	98,570	[c]	1,178,897
Cousins Properties	129,640	[c]	3,982,541
CubeSmart	336,350	[c]	9,979,504
Digital Realty Trust	50,370	[c]	8,086,400
Diversified Healthcare Trust	99,750	[a,c]	388,526
Empire State Realty Trust, Cl. A	425,410	[c]	2,807,706
Equinix	13,150	[c]	10,329,062
Equity Lifestyle Properties	55,240	[c]	3,773,997
Equity Residential	220,990	[c]	11,851,694
Healthcare Trust of America, Cl. A	69,666	[c]	1,923,478
Healthpeak Properties	425,790	[c]	11,619,809
Host Hotels & Resorts	234,960	[c]	2,532,869
Invitation Homes	564,690	[c]	16,839,056
Iron Mountain	88,870	[a,c]	2,505,245
JBG SMITH Properties	242,370	[c]	7,031,154
Kilroy Realty	46,937	[c]	2,735,019
Life Storage	63,470	[c]	6,228,311
Mid-America Apartment Communities	94,903	[c]	11,311,489
Outfront Media	138,409	[c]	1,994,474
Prologis	217,900	[c]	22,971,018
Realty Income	111,230	[c]	6,679,361
Regency Centers	67,660	[c]	2,776,090
Retail Properties of America, Cl. A	847,746	[c]	5,391,665
Rexford Industrial Realty	66,630	[c]	3,126,946
Ryman Hospitality Properties	58,510	[c]	1,873,490
Sabra Health Care REIT	157,510	[c]	2,321,697
SBA Communications	23,308	[c]	7,261,374
Simon Property Group	47,400	[c]	2,955,390
SL Green Realty	21,040	[a,c]	978,360
STAG Industrial	127,740	[c]	4,164,324
STORE Capital	104,900	[c]	2,485,081
Sunstone Hotel Investors	237,500	[c]	1,776,500
UDR	119,524	[c]	4,326,769
Ventas	214,740	[c]	8,237,426
VEREIT	1,138,917	[c]	7,414,350
Weingarten Realty Investors	138,260	[c]	2,358,716
Welltower	101,050	[c]	5,412,238
WP Carey	89,890	[c]	6,415,449
			249,097,447
Total Common Stocks (cost $419,168,583)			451,559,046

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,746,130)	0.26	3,746,130	[d]	3,746,130

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,947,867)	0.26	1,947,867	[d]	1,947,867
Total Investments (cost $424,862,580)		99.4%		457,253,043
Cash and Receivables (Net)		.6%		2,546,812
Net Assets		100.0%		459,799,855

CVA—Company Voluntary Arrangement

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $6,492,237 and the value of the collateral was $6,746,404, consisting of cash collateral of $1,947,867 and U.S. Government & Agency securities valued at $4,798,537.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	261,273,032	190,286,014	††	-	451,559,046
Investment Companies	5,693,997	-		-	5,693,997
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	4,714		-	4,714
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(239)		-	(239)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Estate Securities Fund

July 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
State Street Bank and Trust Company
United States Dollar	150,319	Hong Kong Dollar	1,165,000	8/4/2020	2
United States Dollar	696,375	Euro	589,000	8/4/2020	2,505
United States Dollar	105,551	Canadian Dollar	141,700	8/4/2020	(239)
United States Dollar	615,830	Japanese Yen	65,100,000	8/4/2020	812
United States Dollar	364,258	British Pound	277,200	8/4/2020	1,395
Gross Unrealized Appreciation					4,714
Gross Unrealized Depreciation					(239)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap

NOTES

transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2020, accumulated net unrealized appreciation on investments was $32,390,463, consisting of $68,082,979 gross unrealized appreciation and $35,692,516 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.